NUVEEN SYMPHONY DYNAMIC EQUITY FUND

SUPPLEMENT DATED DECEMBER 21, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 30, 2015

The last two sentences of the fourth paragraph under “Shares of Beneficial Interest” are deleted in their entirety and replaced with the following:

As of December 21, 2015, Nuveen Investments and its parent company, TIAA-CREF, owned approximately 99% of the outstanding shares of the Fund and were therefore controlling shareholders of the Fund. At this level of ownership, Nuveen Investments and TIAA-CREF would be able to determine the outcome of any item presented to shareholders for approval.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SDESAI-1215P

NUVEEN SYMPHONY SMALL CAP CORE FUND

SUPPLEMENT DATED DECEMBER 21, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 30, 2015

The last two sentences of the fourth paragraph under “Shares of Beneficial Interest” are deleted in their entirety and replaced with the following:

As of December 21, 2015, Nuveen Investments and its parent company, TIAA-CREF, owned approximately 98% of the outstanding shares of Nuveen Symphony Small Cap Core Fund and were therefore controlling shareholders of the Fund. At this level of ownership, Nuveen Investments and TIAA-CREF would be able to determine the outcome of any item presented to shareholders for approval.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SSCCSAI-1215P